Postemployment benefit plans (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of long-term liability:
Total Pensions	$ 6,222	$ 3,219	$ 3,767
Postretirement benefits other than pensions	4,396	4,017	3,361
Other postemployment benefits	73	69	63
Defined contribution	265	279	229
Liability for postemployment benefits, long term	10,956	7,584	7,420
U.S. Pension Benefits
Summary of long-term liability:
Total Pensions	4,764	2,246	3,018
Non-U.S. Pension Benefits
Summary of long-term liability:
Total Pensions	$ 1,458	$ 973	$ 749